Note E - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
Note E – Leases

The Company enters into leases in the normal course of business primarily for branch buildings and office space to conduct business. The Company’s leases have remaining terms ranging from
4
months to
17.5
years, some of which include options to extend the leases for up to
15
years.

The Company includes lease extension and termination options in the lease term if, after considering relevant economic factors, it is reasonably certain the Company will exercise the option. In addition, the Company has elected to account for any non-lease components in its real estate leases as part of the associated lease component. The Company has also elected to not
recognize leases with original lease terms of
12
months or less (short-term leases) on the Company’s balance sheet.

Leases are classified as operating or finance leases at the lease commencement date. Lease expense for operating leases and short-term leases is recognized on a straight-line basis over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. At
December 31, 2019,
the Company did
not
have any finance leases.

The Company’s operating lease ROU assets and operating lease liabilities are valued based on the present value of future minimum lease payments, discounted with an incremental borrowing rate for the same term as the underlying lease. The Company has one
lease arrangement that contains variable lease payments that are adjusted periodically for an index. Upon adoption of the new lease guidance on
January 1, 2019,
an initial ROU asset of
$1,280
was recognized as a non-cash asset addition to the consolidated balance sheet.

Balance sheet information related to leases was as follows:

December 31, 2019
Operating leases:
Operating lease right-of-use assets	$1,053
Operating lease liabilities	$1,053

The components of lease cost were as follows:

December 31, 2019
Operating lease cost	$282
Short-term lease expense	$52

Future undiscounted lease payments for operating leases with initial terms of one
year or more as of
December 31, 2019
are as follows:

Operating Leases
2020	$180
2021	157
2022	157
2023	116
2024	95
Thereafter	546
Total lease payments	1,251
Less: Imputed Interest	(198)
Total operating leases	$1,053

Other information was as follows:

December 31, 2019
Weighted-average remaining lease term for operating leases (in years)	10.6
Weighted-average discount rate for operating leases	2.76%